United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

_______________________Federated Equity Income Fund, Inc.____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Federated Equity Income Fund, Inc.

Portfolio of Investments

February 28, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 94.9%
		Consumer Discretionary – 9.4%
488,845		Comcast Corp., Class A	8,036,612
306,320		Cooper Tire & Rubber Co.	5,372,853
91,150		Corus Entertainment, Inc.	1,554,108
103,185		Family Dollar Stores, Inc.	3,404,073
71,415		Genuine Parts Co.	2,882,310
315,615		Home Depot, Inc.	9,847,188
92,185		InterContinental Hotels Group PLC, ADR	1,302,574
47,270		Johnson Controls, Inc.	1,470,097
155,480		Leggett and Platt, Inc.	2,946,346
127,835		Meredith Corp.	3,927,091
42,035		Nike, Inc., Class B	2,841,566
73,370		Omnicom Group, Inc.	2,686,809
37,680		Penney (J.C.) Co., Inc.	1,039,214
29,980		Time Warner Cable, Inc.	1,399,766
3,125		Washington Post Co., Class B	1,313,469
		TOTAL	50,024,076
		Consumer Staples – 6.1%
263,335		Archer-Daniels-Midland Co.	7,731,516
22,020		Kimberly-Clark Corp.	1,337,495
61,780		Molson Coors Brewing Co., Class B	2,494,676
23,170		PepsiCo, Inc.	1,447,430
56,735		Philip Morris International, Inc.	2,778,880
128,865		Procter & Gamble Co.	8,154,577
153,940		Wal-Mart Stores, Inc.	8,323,536
		TOTAL	32,268,110
		Energy – 15.3%
195,821		BP PLC, ADR	10,419,635
236,690		Chevron Corp.	17,112,687
274,280		ConocoPhillips	13,165,440
120,794		Exxon Mobil Corp.	7,851,610
116,015		Occidental Petroleum Corp.	9,263,798
82,950	[1]	Santos Ltd., ADR	3,860,493
78,750		Sasol Ltd., ADR	2,884,613
93,285		Ship Finance International Ltd.	1,483,232
117,550		Tenaris SA, ADR	4,870,096
182,440		Total SA, ADR	10,154,610
		TOTAL	81,066,214
		Financials – 19.4%
174,453		Ace Ltd.	8,720,906
53,930		Aflac, Inc.	2,666,839
226,170		American Express Co.	8,637,432
109,920		American Financial Group, Inc.	2,843,630
100,385		Aspen Insurance Holdings Ltd.	2,836,880
178,950		Assurant, Inc.	5,461,554
93,115		Axis Capital Holdings Ltd.	2,928,467
387,440		Bank of America Corp.	6,454,750
140,315		Chubb Corp.	7,080,295

Shares		Value
41,115	Highwoods Properties, Inc.	1,194,391
136,755	JPMorgan Chase & Co.	5,739,607
217,480	MetLife, Inc.	7,914,097
204,285	Morgan Stanley	5,756,751
98,890	PNC Financial Services Group	5,316,326
34,885	PartnerRe Ltd.	2,777,195
171,195	Principal Financial Group	3,973,436
52,950	Public Storage, Inc.	4,351,961
171,115	The Travelers Cos., Inc.	8,998,938
105,940	Validus Holdings Ltd.	2,965,261
214,060	Wells Fargo & Co.	5,852,400
	TOTAL	102,471,116
	Health Care – 11.3%
27,620	Abbott Laboratories	1,499,214
26,615	Baxter International, Inc.	1,515,192
61,735	Bayer AG, ADR	4,086,857
111,628	Bristol-Myers Squibb Co.	2,736,002
119,335	Cardinal Health, Inc.	4,053,810
77,290	Eli Lilly & Co.	2,654,139
255,535	Johnson & Johnson	16,098,705
254,350	Merck & Co., Inc.	9,380,428
404,530	PDL BioPharma, Inc.	2,831,710
789,780	Pfizer, Inc.	13,860,639
35,035	Sanofi-Aventis, ADR	1,282,281
	TOTAL	59,998,977
	Industrials – 11.0%
40,065	Cooper Industries PLC	1,817,348
76,040	Dover Corp.	3,441,570
66,440	General Dynamics Corp.	4,820,222
1,600,145	General Electric Co.	25,698,329
52,445	Honeywell International, Inc.	2,106,191
109,700	ITT Corp.	5,619,931
25,760	Parker-Hannifin Corp.	1,553,586
178,235	Tyco International Ltd.	6,427,154
46,195	United Parcel Service, Inc.	2,713,494
58,150	United Technologies Corp.	3,991,998
	TOTAL	58,189,823
	Information Technology – 9.4%
153,905	Harris Corp.	6,959,584
126,665	IBM Corp.	16,106,721
96,575	Linear Technology Corp.	2,623,943
48,740	Microchip Technology, Inc.	1,318,904
545,080	Microsoft Corp.	15,621,993
117,365	Texas Instruments, Inc.	2,861,359
293,580	Xerox Corp.	2,750,845
62,280	Xilinx, Inc.	1,608,692
	TOTAL	49,852,041
	Materials – 4.4%
54,385	BHP Billiton Ltd., ADR	3,988,052
90,840	PPG Industries, Inc.	5,590,294
59,090	Rio Tinto PLC, ADR	12,278,902

Shares			Value
49,175		Sonoco Products Co.	1,454,596
		TOTAL	23,311,844
		Telecommunication Services – 5.8%
467,275		AT&T, Inc.	11,593,093
181,135		BCE, Inc.	5,028,307
45,470		CenturyTel, Inc.	1,558,257
61,280		France Telecom SA, ADR	1,437,629
392,635		Qwest Communications International, Inc.	1,790,416
45,125		TELUS Corp.	1,416,925
45,015		Verizon Communications, Inc.	1,302,284
302,520		Vodafone Group PLC, ADR	6,585,860
		TOTAL	30,712,771
		Utilities – 2.8%
208,825		CMS Energy Corp.	3,188,757
112,860		Exelon Corp.	4,886,838
43,840		NSTAR	1,482,669
46,835		PPL Corp.	1,333,861
128,465		Public Service Enterprises Group, Inc.	3,817,980
		TOTAL	14,710,105
		TOTAL COMMON STOCKS (IDENTIFIED COST $464,828,322)	502,605,077
		Preferred Stocks – 3.4%
		Financials – 3.4%
6,200		Bank of America Corp., Conv. Pfd., Series L, $72.50 Annual Dividend	5,626,500
5,985		Wells Fargo & Co., Conv. Pfd., Series L, $75.00 Annual Dividend	5,703,705
239,445		XL Capital Ltd., Conv. Pfd., $2.69 Annual Dividend	6,627,837
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $13,986,184)	17,958,042
		MUTUAL FUNDS – 1.1%;2
921,180		High Yield Bond Portfolio	5,766,587
30,118	[3]	Prime Value Obligations Fund, Institutional Shares, 0.14%	30,118
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,102,899)	5,796,705
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $482,917,405)[4]	526,359,824
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[5]	3,099,690
		TOTAL NET ASSETS — 100%	$529,459,514
1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4	At February 28, 2010, the cost of investments for federal tax purposes was $482,917,405. The net unrealized appreciation of investments for federal tax purposes was $43,442,419. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,903,005 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,460,586.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of February 28, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  The following acronym is used throughout this portfolio:
  ADR — American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Income Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010